LONG-TERM DEBT, NET - Summary of Long-Term Debt (Detail) - USD ($) $ in Thousands	Dec. 31, 2014	Dec. 31, 2013
Long-Term Debt [Line Items]
Long-term debt, net	$ 3,730,998	$ 2,424,107
Current portion of long-term debt, net	(261,097)	(260,051)
Non current portion of long-term debt, net	3,469,901	2,164,056
Total Credit Facility [Member] | Studio City Project Facility [Member]
Long-Term Debt [Line Items]
Long-term debt, net	1,223,954	0
Total Credit Facility [Member] | 2011 Credit Facilities [Member]
Long-Term Debt [Line Items]
Long-term debt, net	414,479	667,281
Term Loan Facility [Member] | Aircraft Term Loan [Member]
Long-Term Debt [Line Items]
Long-term debt, net	28,731	34,577
Senior Notes [Member] | 2013 Senior Notes [Member]
Long-Term Debt [Line Items]
Long-term debt, net	926,389	916,895
Senior Notes [Member] | Studio City Notes [Member]
Long-Term Debt [Line Items]
Long-term debt, net	807,514	805,354
Senior Notes [Member] | Philippine Notes [Member]
Long-Term Debt [Line Items]
Long-term debt, net	$ 329,931	$ 0